Basis of Presentation (Tables)	12 Months Ended
Sep. 30, 2023
Basis of Presentation [Abstract]
Disclosure Of Condensed Consolidated Statement of Comprehensive Income Explanatory

Condensed Consolidated Statement of Comprehensive Income

(In thousands of Euros)

Successor
Period from February 19, 2021 through April 30, 2021
General administrative expenses	(25,130)
Profit (loss) from operations	(25,130)
Profit (loss) from tax	(25,130)
Income tax benefit	6,178
Net loss	(18,952)

Disclosure of information about Condensed Consolidated Statement of Changes in Shareholders' Equity Explanatory

Condensed Consolidated Statement of Changes in Shareholders’ Equity (Deficit)

(In thousands of Euros)

	Ordinary Shares	Accumulated Deficit	Total shareholder's equity
Successor
Balance at February 19, 2021	—	—	—
Initial contribution	12	—	12
Net loss	—	(18,952)	(18,952)
Other comprehensive income	—	—	—
Balance at April 30, 2021	12	(18,952)	(18,940)

Schedule of Exchange Rates (to Euros)	The following exchange rates (to Euros) were applicable during the periods presented in these consolidated financial statements to translate the financial statements of foreign operations into Euros:

	Successor				Predecessor
	Exchange rates* at
Currency	September 30, 2023	September 30, 2022	September 30, 2021	May 1, 2021	April 30, 2021	October 1, 2020
British Pound (GBP)	0.86	0.88	0.86	0.87	0.87	0.91
Canadian Dollar (CAD)	1.42	1.34	1.48	1.48	1.48	1.57
US-Dollar (USD)	1.06	0.97	1.16	1.21	1.21	1.17

	Successor			Predecessor
	Average exchange rates*
Currency	Year ended September 30, 2023	Year ended September 30, 2022	Period from May 1, 2021 through September 30, 2021	Period from October 1, 2020 through April 30, 2021
British Pound (GBP)	0.87	0.85	0.86	0.89
Canadian Dollar (CAD)	1.44	1.38	1.48	1.53
US-Dollar (USD)	1.07	1.08	1.19	1.20

(*): Exchange rates not applicable to results of operations in respective reporting period